15. INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Details 2
Federal net operating loss carryforwards	$ 11,780,604	$ 22,238,624
Federal - other	2,783,304	2,737,404
Wisconsin net operating loss carryforwards	1,748,976	2,747,275
Australia net operating loss carryforwards	1,497,779	1,497,779
Deferred income tax asset valuation allowance	(17,810,663)	(29,221,082)
Net deferred income tax assets	$ 0	$ 0